Subsequent Events - Early Redemption of Senior Notes (Details) - USD ($)	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		6.65%	6.65%
6.65% Senior notes, due May 2018
Disclosure of detailed information about borrowings [line items]
Senior debt, called for redemption	$ 500,000,000
Redemption price, percentage	100.00%
6.65% Senior notes, due May 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%
Basis spread on variable rate	0.45%